Derecognition of financial assets - Summary of Carrying Amount and Fair Value of Transferred Assets Did Not Qualify for Derecognition (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of Transferred Financial Assets That are Not Derecognised in Their Entirety [Line Items]
Carrying amount of transferred assets that do not qualify for derecognition	$ 259,380	$ 240,919
Carrying amount of associated liabilities	259,201	240,789
Fair value of transferred assets	259,343	240,305
Fair value of associated liabilities	259,729	240,731
Fair value of net position	(386)	(426)
Canadian residential mortgage loans [member]
Disclosure of Transferred Financial Assets That are Not Derecognised in Their Entirety [Line Items]
Carrying amount of transferred assets that do not qualify for derecognition	32,794	34,105
Carrying amount of associated liabilities	32,615	33,975
Fair value of transferred assets	32,757	33,490
Fair value of associated liabilities	33,143	33,916
Fair value of net position	(386)	(426)
Securities Sold Under Repurchase Agreements [member]
Disclosure of Transferred Financial Assets That are Not Derecognised in Their Entirety [Line Items]
Carrying amount of transferred assets that do not qualify for derecognition	220,250	202,543
Carrying amount of associated liabilities	220,250	202,543
Fair value of transferred assets	220,250	202,544
Fair value of associated liabilities	220,250	202,544
Securities Loaned [Member]
Disclosure of Transferred Financial Assets That are Not Derecognised in Their Entirety [Line Items]
Carrying amount of transferred assets that do not qualify for derecognition	6,336	4,271
Carrying amount of associated liabilities	6,336	4,271
Fair value of transferred assets	6,336	4,271
Fair value of associated liabilities	$ 6,336	$ 4,271